INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventory

	December 31,
	2024	2025
	US$’000	US$’000
Finished goods	319	189
Impairment loss for damaged finished goods	–	–
	319	189